Non-Controlling Interests - Schedule of Balance of Non-Controlling Interest (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Balance of Non-Controlling Interest [Line Items]
Non-controlling interest	¥ (11,354,687)	$ (1,615,452)	¥ (10,891,088)
LB [Member]
Schedule of Balance of Non-Controlling Interest [Line Items]
Non-controlling interest	914,926	130,168
YFB [Member]
Schedule of Balance of Non-Controlling Interest [Line Items]
Non-controlling interest	635,425	90,403	762,237
JYD RHTD [Member]
Schedule of Balance of Non-Controlling Interest [Line Items]
Non-controlling interest	496,708	70,668	1,188,534
JNT [Member]
Schedule of Balance of Non-Controlling Interest [Line Items]
Non-controlling interest	105,921	15,070	(156,621)
FASTFLY [Member]
Schedule of Balance of Non-Controlling Interest [Line Items]
Non-controlling interest	13,562	1,929	15,735
EZGJ [Member]
Schedule of Balance of Non-Controlling Interest [Line Items]
Non-controlling interest	(52,081)	(7,410)
HYTX [Member]
Schedule of Balance of Non-Controlling Interest [Line Items]
Non-controlling interest			(18,457)
TYPHK [Member]
Schedule of Balance of Non-Controlling Interest [Line Items]
Non-controlling interest	(174,689)	(24,853)	(169,385)
JYD YCKJ [Member]
Schedule of Balance of Non-Controlling Interest [Line Items]
Non-controlling interest	¥ (13,294,459)	$ (1,891,427)	¥ (12,513,131)